Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Accounts receivable [Member]	Dec. 31, 2012 Predecessor [Member] Accounts receivable [Member]	Dec. 31, 2013 Predecessor [Member] Accounts receivable [Member] Sale of oil and natural gas and related products and services [Member]	Dec. 31, 2012 Predecessor [Member] Accounts receivable [Member] Sale of oil and natural gas and related products and services [Member]	Dec. 31, 2013 Predecessor [Member] Accounts receivable [Member] Joint interest owners [Member]	Dec. 31, 2012 Predecessor [Member] Accounts receivable [Member] Joint interest owners [Member]	Dec. 31, 2013 Predecessor [Member] Accounts receivable [Member] Other [Member]	Dec. 31, 2012 Predecessor [Member] Accounts receivable [Member] Other [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 34,819	$ 26,346	$ 26,346	$ 21,614	$ 26,346	$ 21,614	$ 15,618	$ 9,673	$ 10,707	$ 11,935	$ 21	$ 6